Stock-based Compensation (Narrative) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) ¥ / shares shares	Dec. 31, 2018 JPY (¥) shares	Dec. 31, 2018 JPY (¥) $ / shares shares	Mar. 31, 2018 JPY (¥) ¥ / shares shares	Dec. 31, 2017 JPY (¥) shares	Dec. 31, 2017 JPY (¥) $ / shares shares	Mar. 31, 2017 JPY (¥) ¥ / shares shares	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 JPY (¥) $ / shares
MUAH [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized		¥ 8,503			¥ 7,405			¥ 7,292
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized		¥ 2,209			2,917			2,830
Weighted-average period expected to be recognized		1 year 4 months 24 days
Unrecognized compensation expense		¥ 12,210	¥ 12,210		12,543	¥ 12,543		11,183	¥ 11,183
Stock Option Plan [Member]
Stock-based Compensation [Line Items]
Approximate frequency of the Stock Acquisition Rights normally issued and granted	once a year			once a year			once a year
Number of shares to be issued or transferred upon exercise of each Stock Acquisition Right | shares	100
Contractual term of the Stock Acquisition Rights, in approximate years	30 years
Exercise price per share | ¥ / shares	¥ 1
Compensation costs related to the Stock Acquisition Rights recognized							¥ 252
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized							77
Cash received from the exercise of the Stock Acquisition Rights				¥ 0			4
Actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights				¥ 2			651
Board Incentive Plan [Member]
Stock-based Compensation [Line Items]
Incremental compensation cost resulting from the modification of the Stock Option Plan							¥ 2,028
Board Incentive Plan [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Weighted-average grant date fair value | ¥ / shares				¥ 721.50			¥ 521.60
Board Incentive Plan [Member] | Common Stock [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Amount of authorized shares to purchase in the open market	¥ 16,700			¥ 15,800
Board Incentive Plan [Member] | The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized	1,601			2,514			¥ 1,238
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized	¥ 490			¥ 770			379
Number of nonvested shares | shares	5,540,682			2,085,633
Weighted-average grant date fair value | ¥ / shares	¥ 722.10
Weighted-average period expected to be recognized	2 years 3 months 19 days
Unrecognized compensation expense	¥ 2,604			¥ 396			1,617
Board Incentive Plan [Member] | The BIP Trust I [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Total fair value of shares/units that vested during the year	1,452			2,378			1,940
Board Incentive Plan [Member] | The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized	723			1,452			1,039
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized	¥ 221			¥ 445			318
Number of nonvested shares | shares	4,742,630			7,045,349
Weighted-average grant date fair value | ¥ / shares	¥ 722.10
Weighted-average period expected to be recognized	3 months 19 days
Unrecognized compensation expense	¥ 182			¥ 360			346
Board Incentive Plan [Member] | The BIP Trust II [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Total fair value of shares/units that vested during the year	900			1,668			1,163
Board Incentive Plan [Member] | The BIP Trust III [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized	520			218			2,112
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized	¥ 159			¥ 67			¥ 385
Extension of the trust period	3 years
Board Incentive Plan [Member] | The BIP Trust III [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Extension of the trust period	30 years
Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Number of nonvested shares | shares
Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Amount of trust money authorized to purchase common shares before May 15, 2017	¥ 8,100
Amount of trust money authorized to purchase common shares since May 15, 2017	¥ 9,600
MUAH Plan [Member] | Restricted Stock Units [Member]
Stock-based Compensation [Line Items]
Weighted-average grant date fair value | $ / shares						¥ 6.53			¥ 4.63
Total fair value of shares/units that vested during the year		¥ 8,614			¥ 8,414			¥ 5,333
Number of years awards generally become fully vested from the grant date under the stock bonus plan	3 years
Weighted-average service period for grants		3 years
MUAH Plan [Member] | Restricted Stock Units [Member] | MUAH [Member]
Stock-based Compensation [Line Items]
Number of nonvested shares | shares		28,443,070	28,443,070		27,838,414	27,838,414
Weighted-average grant date fair value | $ / shares			¥ 5.89